Shareholders Equity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Line Items]
Liquidation account	$ 4.3
Retained income for which federal and state income taxes have not been provided	$ 2.1
Retained income not taxed, recapture period	4 years
Combined federal and state tax rate to recapture retained income not taxed	40.00%